Annual Total Returns- PIMCO Long-Term US Government Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Long-Term US Government Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	28.02%	4.59%	(12.82%)	24.20%	(1.24%)	0.82%	9.12%	(2.23%)	13.49%	17.57%